Fair Value Measurements - Summary Of Assets And Liabilities Measured At Fair Value On Recurring Basis (Detail) - Fair Value, Recurring [Member] - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Level 1 [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability	$ 13,000,000	$ 30,800,000
Level 2 [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant Liability	$ 6,825,000	$ 16,170,000